Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Employee Benefits

	2019	2018	2017
Wages and salaries	348,731	242,147	146,153
Social security costs	117,604	70,988	36,577
Profit sharing and annual bonuses	45,596	47,262	15,235
Share-based payments	64,509	60,843	138,937

	576,440	421,240	336,902